Segments and Geographical Information (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 16,549	$ 15,843
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues	11,081	11,471
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues	3,074	1,342
India [Member]
Segment Reporting Information [Line Items]
Total revenues	1,494	2,723
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues	479	252
United States [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 421	$ 55